Derivative Financial Instruments (Derivatives And Hedging-Nondesignated) (Details) (Not Designated As Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 1,577	$ 6,431
Liability derivatives	9,181	1,548
NYMEX Commodity Contracts [Member] | Energy Commodity Derivatives Contracts, Net [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	227	6,403
Liability derivatives	8,954	1,514
Butane Price Swap Purchase Contracts [Member] | Energy Commodity Derivatives Contracts, Net [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives	1,350	28
Liability derivatives	$ 227	$ 34